Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	[1]	$ 86,277	$ 72,397
Interest-bearing deposits with banks		93,495	108,011
Securities
Trading		145,517	148,205
Investment, net of applicable allowance (Note 4)		175,036	170,018
Securities		320,553	318,223
Assets purchased under reverse repurchase agreements and securities borrowed		328,379	317,845
Loans (Note 5)
Retail		549,893	549,751
Wholesale		277,900	273,967
Loans		827,793	823,718
Allowance for loan losses (Note 5)		(3,999)	(3,753)
Loans, net		823,794	819,965
Segregated fund net assets		2,827	2,638
Other
Customers' liability under acceptances		19,188	17,827
Derivatives		130,120	154,439
Premises and equipment		7,019	7,214
Goodwill		12,204	12,277
Other intangibles		5,957	6,083
Other assets (Note 6)		103,206	80,300
Total other assets		277,694	278,140
Total assets		1,933,019	1,917,219
Deposits (Note 7)
Personal		418,287	404,932
Business and government		738,923	759,870
Bank		46,632	44,012
Total deposits		1,203,842	1,208,814
Segregated fund net liabilities		2,827	2,638
Other
Acceptances		19,229	17,872
Obligations related to securities sold short		35,247	35,511
Obligations related to assets sold under repurchase agreements and securities loaned		290,367	273,947
Derivatives		131,082	153,491
Insurance claims and policy benefit liabilities		12,103	11,511
Other liabilities (Note 6)		118,993	95,235
Total other liabilities		607,021	587,567
Subordinated debentures (Note 10)		11,530	10,025
Total liabilities		1,825,220	1,809,044
Equity attributable to shareholders
Retained earnings		78,369	78,037
Other components of equity		5,041	5,725
Total equity attributable to shareholders		107,696	108,064
Non-controlling interests		103	111
Total equity		107,799	108,175
Total liabilities and equity		1,933,019	1,917,219
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 10)		7,333	7,318
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 10)		$ 16,953	$ 16,984

[1]	We are required to maintain balances with central banks and other regulatory authorities. The total balances were $2 billion as at January 31, 2023 (October 31, 2022 – $2 billion; January 31, 2022 – $2 billion; October 31, 2021 – $2 billion).